BALANCES CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations

	As of
(In thousands)	December 31, 2024	December 31, 2023
Cash and cash equivalents	$9,556	$—
Restricted cash and cash equivalents	687
Accounts receivable, net	7,508	—
Inventories, net	57,306	—
Prepaid expenses and other current assets	15,705	—
Property, plant and equipment, net	67,812	466
Operating lease right of use assets	323	—
Intangible assets, net	14	—
Other long-term assets	13,358	—
Total assets classified as held for sale	$172,269	$466

Accounts payable	$56,755	$—
Accrued liabilities	26,623	—
Contract liabilities, current portion	1,823	—
Short-term debt	1,685	—
Operating lease liabilities	317	—
Deferred tax liabilities	1,116	—
Other long-term liabilities	17,049	—
Total liabilities classified as held for sale	$105,368	$—